Non-life and Life and Health Reserves -Claims development (Details) - Non Life - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 12,428,272
Net paid losses and loss expenses	6,607,789
Net reserves for Accident Years and exposures included in the triangles	5,820,483
All outstanding liabilities before Accident Year 2012, net of reinsurance	2,265,037
All other outstanding liabilities	633,172
Net liability at end of year	8,718,692
Total of IBNR plus expected development on reported claims	$ 3,804,785
Year One	12.00%
Year Two	39.00%
Year Three	15.00%
Year Four	8.00%
Year Five	5.00%
2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,115,132	$ 2,144,791	$ 2,250,210	$ 2,401,362	$ 2,588,173
Net paid losses and loss expenses	1,675,875	1,573,202	1,407,829	1,028,340	275,857
Total of IBNR plus expected development on reported claims	190,258
2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,414,214	2,471,881	2,643,219	2,818,004
Net paid losses and loss expenses	1,810,911	1,612,860	1,267,496	235,804
Total of IBNR plus expected development on reported claims	311,122
2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,449,459	2,545,991	2,788,023
Net paid losses and loss expenses	1,591,054	1,291,587	299,168
Total of IBNR plus expected development on reported claims	470,977
2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,557,987	2,871,468
Net paid losses and loss expenses	1,204,997	300,085
Total of IBNR plus expected development on reported claims	838,249
2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,891,480
Net paid losses and loss expenses	324,952
Total of IBNR plus expected development on reported claims	1,994,179
P&C
Claims Development [Line Items]
Net incurred losses and loss expenses	6,560,249
Net paid losses and loss expenses	3,012,532
Net reserves for Accident Years and exposures included in the triangles	3,547,717
All outstanding liabilities before Accident Year 2012, net of reinsurance	2,004,921
All other outstanding liabilities	536,105
Net liability at end of year	6,088,743
Total of IBNR plus expected development on reported claims	$ 2,287,043
Year One	12.00%
Year Two	28.00%
Year Three	15.00%
Year Four	9.00%
Year Five	6.00%
P&C | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,143,338	1,173,315	1,232,904	1,334,967	1,417,787
Net paid losses and loss expenses	831,054	762,780	652,662	486,302	147,824
Total of IBNR plus expected development on reported claims	151,933
P&C | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,222,649	1,261,233	1,338,498	1,442,874
Net paid losses and loss expenses	797,991	683,566	478,613	134,353
Total of IBNR plus expected development on reported claims	242,752
P&C | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,267,174	1,296,177	1,388,823
Net paid losses and loss expenses	683,202	517,624	160,016
Total of IBNR plus expected development on reported claims	353,483
P&C | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,358,316	1,489,391
Net paid losses and loss expenses	529,200	159,894
Total of IBNR plus expected development on reported claims	540,812
P&C | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,568,772
Net paid losses and loss expenses	171,085
Total of IBNR plus expected development on reported claims	998,063
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	5,868,023
Net paid losses and loss expenses	3,595,257
Net reserves for Accident Years and exposures included in the triangles	2,272,766
All outstanding liabilities before Accident Year 2012, net of reinsurance	260,116
All other outstanding liabilities	97,067
Net liability at end of year	2,629,949
Total of IBNR plus expected development on reported claims	$ 1,517,742
Year One	11.00%
Year Two	50.00%
Year Three	15.00%
Year Four	6.00%
Year Five	4.00%
Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 971,794	971,476	1,017,306	1,066,395	1,170,386
Net paid losses and loss expenses	844,821	810,422	755,167	542,038	$ 128,033
Total of IBNR plus expected development on reported claims	38,325
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,191,565	1,210,648	1,304,721	1,375,130
Net paid losses and loss expenses	1,012,920	929,294	788,883	$ 101,451
Total of IBNR plus expected development on reported claims	68,370
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,182,285	1,249,814	1,399,200
Net paid losses and loss expenses	907,852	773,963	$ 139,152
Total of IBNR plus expected development on reported claims	117,494
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,199,671	1,382,077
Net paid losses and loss expenses	675,797	$ 140,191
Total of IBNR plus expected development on reported claims	297,437
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,322,708
Net paid losses and loss expenses	153,867
Total of IBNR plus expected development on reported claims	$ 996,116